VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of valuation

Year	Description	Balance at Beginning of Period	Additions Charged to Cost and Expenses	Write-offs/ Other	Balance at End of Period
2021	Allowance for doubtful accounts	$374	$288	$(353)	$309
	Reserve for inventory valuation	$13,204	$1,817	$(1,953)	$13,068
2020	Allowance for doubtful accounts	$2,032	$5	$(1,663)	$374
	Reserve for inventory valuation	$13,640	$1,996	$(2,432)	$13,204